DESCRIPTION OF PLAN (Details) - EBP 016	12 Months Ended
	Mar. 31, 2025 USD ($) year h payment shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2015
EBP, Description of Plan [Line Items]
Percent vested in respective ESOP account balance			100.00%
Minimum age to participate in ESOP | year	21
Requisite service period, number of years	1 year
Requisite service period, number of hours | h	1,000
Minimum age of terminated employee for employer to contribute to ESOP | year	55
Minimum eligibility period of terminated employee for employer to contribute to ESOP, number of years	5 years
Participant accounts, vesting percentage	100.00%
Threshold for distribution upon participant's termination | $	$ 1,000
Retiree age participant may elect to defer distribution | year	73
Still employed participant owner threshold for distribution	5.00%
Still employed participant age for distribution | year	73
Distributions to participants | $	$ 750,387	$ 614,948
Shares distributed to vested participants (in shares) | shares	16,769	15,920
Net asset available for benefit, allocation to withdrawing participant, not yet paid | $	$ 185,621	$ 516,448
Dividend Income | $	$ 40,692	$ 45,645
Number of annual payments for total distributions resulting from put options exercised | payment	5
Duration for payment for distributions that are not total distributions resulting from put options exercised	30 days
Minimum age of employee to have the option to diversify the investments in their stock accounts | year	55
Minimum years of plan participation to have the option to diversify the investments in their stock accounts	10 years
Period of diversification offered to eligible participant	6 years
Percent of shares eligible for diversification, tranche one	25.00%
Percent of shares eligible for diversification, tranche two	50.00%
Number of shares elected to be sold for diversification (in shares) | shares	457	618
Transfer to other qualified plan | $	$ 16,106	$ 24,165